Summary of Significant Accounting Policies: Research and Development Costs (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		92 Months Ended	98 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Jun. 30, 2014
Details
Research and development	$ 616,750	$ 187,657	$ 746,538	$ 306,068	$ 841,502	$ 939,296	$ 4,297,433	$ 5,043,971